Cover Page	Mar. 12, 2021	Nov. 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 12, 2021
Entity Registrant Name		MARRIOTT INTERNATIONAL INC /MD/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address, Address Line One	10400 Fernwood Road,
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	301
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Amendment Flag		false
Entity Central Index Key		0001048286